Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Classified within capital reserve (beginning of period)	€ 76,325	€ 1,055
Share-based compensation	52,303	75,270	€ 65
Classified within capital reserve (end of period)	128,628	76,325	€ 1,055
Expenses	52,300	74,800
Pre-IPO plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	52,303	75,270
Pre-IPO, Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		427
Post-IPO, Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	524	184
Post-IPO, Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,943	13
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	49,837	26,820
Phantom Shares (Restoration Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	€ 0	€ 47,825